FAIR VALUE OF ASSETS AND LIABILITIES - Valuation techniques (Details) - Investment properties	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income approach
FAIR VALUE OF ASSETS AND LIABILITIES
Ratio between monthly gross income and real estate value	0.61%	0.61%
Direct capitalization | Capitalisation rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0786	0.0780
Discounted cash flow | Discount rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1162	0.1116
Discounted cash flow | Terminal rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0806	0.0798